Financial instruments and risk management - Summary of Financial Liabilities by Category (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 12,612	£ 10,601
Trade and Other Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	12,166	10,464
Lease Liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities	£ 446	£ 137